COMMITMENTS, CONTINGENCIES AND OTHER MATTERS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Operating leases, rent expense	$ 46,000	$ 43,000